CAPITAL MANAGEMENT AND FINANCIAL RISK - Financial assets and liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets:
Cash and cash equivalents	$ 50,915,000	$ 63,998,000	$ 24,992,000
Trade and other receivables	4,143,000	3,656,000
Investments	170,645,000	147,692,000	16,950,000
Restricted cash and investments	11,105,000	12,001,000
Financial assets	74,272,000	94,233,000
Financial Liabilities:
Accounts payable and accrued liabilities (note 11)	10,299,000	8,590,000
Debt obligations	576,000	508,000	$ 615,000
Warrants on investment	0	1,625,000
Share purchase warrants	0	20,337,000
Financial liabilities	10,875,000	31,060,000
Elliot Lake reclamation trust fund
Financial Assets:
Restricted cash and investments	3,133,000	2,866,000
Credit facility pledged assets
Financial Assets:
Restricted cash and investments	7,972,000	9,000,000
Reclamation letter of credit collateral
Financial Assets:
Restricted cash and investments		135,000
Warrants
Financial Assets:
Investments	87,000	229,000
Warrants | Equity instruments-warrants
Financial Assets:
Investments	87,000	229,000
Shares
Financial Assets:
Investments	8,022,000	14,349,000
Shares | Equity instruments-shares
Financial Assets:
Investments	$ 8,022,000	$ 14,349,000